CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	$ 334	$ (91,022)
Other comprehensive income (loss) ("OCI"), net of tax
Foreign currency translation	(7,057)	(6,150)
Change in fair value of financial assets designated as fair value through OCI, net of tax	1	(1)
Total other comprehensive (loss), net of tax	(7,056)	(6,151)
Total comprehensive (loss) for the year	$ (6,722)	$ (97,173)